EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2019
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

17.          EMPLOYEE BENEFIT PLANS

Full time employees in the PRC, Singapore, Malaysia and Thailand participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The PRC labor regulations require the Group to make contributions based on certain percentages of the employees’ basic salaries. Other than the contribution, there is no further obligation under these plans. The total contribution for such employee benefits was $5,258,  $5,358 and $6,774 for the years ended December 31, 2017, 2018 and 2019, respectively.